UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                -------------------------

Check here if Amendment [ ] ; Amendment Number:
                                                  -------------

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     Harber Asset Management, LLC
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          237 Park Avenue
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          Suite 900
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          New York, NY 10017
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Form 13F File Number:  28- 12251
                          -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Harold W. Berry III
          ---------------------------------------------
Title:    Managing Member
          ---------------------------------------------
Phone:    (212) 808-7430
          ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Harold W. Berry III         New York, NY         November 15, 2011
--------------------------   -------------------   ----------------------
     [Signature]                [City, State]              [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                        1
                                                 ------------------

Form 13F Information Table Entry Total:                  49
                                                 ------------------

Form 13F Information Table Value Total:                 64,246
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                                                      (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number          Name

     1       28-06273                      Graham Partners, L.P.


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
                                                       FORM 13F INFORMATION TABLE

                                        Title of                  Market                  SH/     Investment      Other
Name                                      Class       CUSIP        Value     Quantity     PRN     Discretion     Manager   Shared
Nii Holdings Inc Nihd 3.125% 06/15/2012   Note      62913FAJ1       505       500,000     SH     Shared-Defined   1        500,000
PULSE ELECTRONICS CORP 7.000% 12/15/14 C  Note      74586WAA4       817     1,000,000     SH     Shared-Defined   1      1,000,000
SIRIUS SATELLITE SIRI 3.25% 10/15/11      Note      82966UAD5       269       269,000     SH     Shared-Defined   1        269,000
VITESSE SEMICONDUCTOR 8.000% 10/30/14 CV  Note      928497AE6     3,650     3,650,000     SH     Shared-Defined   1      3,650,000
Avnet Inc                                 COM       053807103     2,689       103,100     SH     Shared-Defined   1        103,100
CCA INDUSTRIES INC                        COM       124867102       243        47,400     SH     Shared-Defined   1         47,400
Convio Inc                                COM       21257W105     2,350       279,400     SH     Shared-Defined   1        279,400
Cisco Systems Inc                         COM       17275R102     3,791       244,574     SH     Shared-Defined   1        244,574
Citizens & Northern Corp                  COM       172922106       400        26,925     SH     Shared-Defined   1         26,925
Dell Inc                                  COM       24702R101       682        48,200     SH     Shared-Defined   1         48,200
Emulex Corp                               COM       292475209     2,264       353,700     SH     Shared-Defined   1        353,700
Entegris Inc                              COM       29362U104       751       117,782     SH     Shared-Defined   1        117,782
Fiserv Inc                                COM       337738108       611        12,033     SH     Shared-Defined   1         12,033
Flextronics International Ltd             COM       Y2573F102     1,548       275,000     SH     Shared-Defined   1        275,000
HB Fuller Co                              COM       359694106     3,189       175,000     SH     Shared-Defined   1        175,000
Corning Inc                               COM       219350105     1,063        86,000     SH     Shared-Defined   1         86,000
Hewlett-Packard Co                        COM       428236103       741        33,000     SH     Shared-Defined   1         33,000
Hapc, Inc                                 COM       45685K102       154       162,508     SH     Shared-Defined   1        162,508
INPHI CORP                                COM       45772F107     3,524       401,800     SH     Shared-Defined   1        401,800
KMG CHEMICALS INC                         COM       482564101     1,764       143,200     SH     Shared-Defined   1        143,200
Lionbridge Technologies                   COM       536252109       173        70,465     SH     Shared-Defined   1         70,465
Lowe's Cos Inc                            COM       548661107       824        42,600     SH     Shared-Defined   1         42,600
Lam Research Corp                         COM       512807108     3,156        83,100     SH     Shared-Defined   1         83,100
Meru Networks Inc                         COM       59047Q103        15         1,900     SH     Shared-Defined   1          1,900
MIPS Technologies Inc                     COM       604567107     2,285       472,200     SH     Shared-Defined   1        472,200
MOTOROLA MOBILITY HOLDINGS I              COM       620097105     3,011        79,700     SH     Shared-Defined   1         79,700
Monolithic Power Systems Inc              COM       609839105     2,639       259,233     SH     Shared-Defined   1        259,233
Marvell Technology Group Ltd              COM       G5876H105     1,103        76,000     SH     Shared-Defined   1         76,000
Msci Inc-A                                COM       55354G100       158         5,200     SH     Shared-Defined   1          5,200
Microsoft Corp                            COM       594918104     1,145        46,000     SH     Shared-Defined   1         46,000
NII Holdings Inc                          COM       62913F201     1,458        54,100     SH     Shared-Defined   1         54,100
NetApp Inc                                COM       64120L104       753        22,200     SH     Shared-Defined   1         22,200
PMC - Sierra Inc                          COM       69344F106       897       150,000     SH     Shared-Defined   1        150,000
Penn Millers Holding Corp                 COM       707561106       890        44,307     SH     Shared-Defined   1         44,307
COMSCORE INC                              COM       20564W105     1,140        67,600     SH     Shared-Defined   1         67,600
Shoretel Inc                              COM       825211105       747       150,000     SH     Shared-Defined   1        150,000
Tekelec                                   COM       879101103       896       148,270     SH     Shared-Defined   1        148,270
Neutral Tandem Inc                        COM       64128B108       479        49,500     SH     Shared-Defined   1         49,500
TriQuint Semiconductor Inc                COM       89674K103       629       125,300     SH     Shared-Defined   1        125,300
TRW Automotive Holdings Corp              COM       87264S106       949        29,000     SH     Shared-Defined   1         29,000
Tyson Foods Inc                           COM       902494103       879        50,626     SH     Shared-Defined   1         50,626
Mac-gray Corp                             COM       554153106     1,873       145,072     SH     Shared-Defined   1        145,072
Viacom Inc                                COM       92553P201     1,784        46,042     SH     Shared-Defined   1         46,042
Vitesse Semiconductor Corp                COM       928497304     1,010        37,225     SH     Shared-Defined   1         37,225
Westell Technologies Inc                  COM       957541105       594       275,011     SH     Shared-Defined   1        275,011
EXCEED CO LTD                             ADR       90212G109       222        54,353     SH     Shared-Defined   1         54,353
CGI GROUP INC - CL A                      ADR       39945C109     1,637        83,037     SH     Shared-Defined   1         83,037
INTERXION HOLDING NV                      ADR       NL0009693779  1,138        96,350     SH     Shared-Defined   1         96,350
Vistaprint Ltd                            ADR       NL0009272269    757        28,000     SH     Shared-Defined   1         28,000